Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	$ 16,465,562	$ 18,535,116	$ 23,762,536
Segment revenue	16,465,562	18,535,115	23,762,536
Segment gross margins/(loss)	5,751,043	(2,316,137)	(11,511,816)
Reconciling items	(5,412,858)	(21,074,581)	(7,901,842)
Profit/(loss) before tax	338,185	(23,390,717)	(19,413,657)
Income tax income/(expense)	(442,590)	5,422,119	4,598,061
Profit/(loss) for the year	(104,405)	(17,968,598)	(14,815,596)
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	10,308,309	13,584,754	15,034,800
Segment revenue	10,308,309	13,584,754	15,034,800
Segment gross margins/(loss)	3,268,945	2,245,944	2,277,858
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	571,403	2,375,773	6,983,592
Segment revenue	571,403	2,375,773	6,983,592
Segment gross margins/(loss)	319,706	(5,402,994)	(14,291,680)
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	5,585,850	2,574,589	1,744,144
Segment revenue	5,585,850	2,574,589	1,744,144
Segment gross margins/(loss)	$ 2,162,393	$ 840,913	$ 502,007